WisdomTree Trust

WisdomTree Bianco Total Return Fund (WTBN)

Supplement dated March 15, 2024 to the currently effective

Statement of Additional Information dated December 1, 2023 (the “SAI”)

The following information supplements and should be read in conjunction with the SAI listed above.

Effective February 27, 2024, Phillip Goff was appointed as an Independent Trustee of the Board of Trustees (the “Board”) of WisdomTree Trust (the “Trust”). The Board also appointed Mr. Goff as a member of the Audit and Investment Committees at that time. Accordingly, effective immediately, the disclosure in the SAI pertaining to the Board, its Committees, and its Trustees is hereby revised as shown below.

•	Under the heading “MANAGEMENT OF THE TRUST – Members of the Board and Officers of the Trust”, the table identifying the Trustees and Officers of the Trust is deleted and replaced in its entirety by the table below.

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Trustees Who Are Interested Persons of the Trust
Jonathan Steinberg (1964)	Trustee, 2005- present; President, 2005-present	Chief Executive Officer of WisdomTree and WisdomTree Asset Management since 2005; President of WisdomTree and WisdomTree Asset Management from 2012 to 2019.	79	Director, WisdomTree and WisdomTree Asset Management
Trustees Who Are Not Interested Persons of the Trust
David G. Chrencik[1] (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (a hedge fund) from 2012 to 2022.	79	None
Phillip Goff[5] (1963)	Trustee, 2024-present	Private Investor from 2017 to present; Trustee of RBC Funds Trust from 2020 to 2024; Senior Vice President/ Corporate Controller and Funds Treasurer at TIAA from 2006 to 2017.	79	None
Joel Goldberg[2,3] (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	79	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region)
Toni Massaro[3] (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	79	None

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Melinda A. Raso Kirstein[4] (1955)	Trustee, 2014-present	Retired since 2004; Vice President, Senior Portfolio Manager, Fixed Income Management, and Director of Tax Exempt Fund Management at Merrill Lynch Investment Management from 1982 to 2004.	79	Associate Alumnae of Douglass College, Chair of Investment Committee.
Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor from 2005 to present; President and Chief Executive Officer at William D. Witter, Inc. from 2005 to 2006; Chairman of MONY Securities Corporation, and Chairman, President and Chief Executive Officer at Enterprise Capital Management from 1999 to 2004.	79	None
Officers of the Trust
Jonathan Steinberg (1964)	President, 2005- present; Trustee, 2005-present	Chief Executive Officer of WisdomTree and WisdomTree Asset Management since 2005; President of WisdomTree and WisdomTree Asset Management from 2012 to 2019.	79	See Interested Trustees Table Above.
David Castano (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration at WisdomTree Asset Management since 2020; Director of Fund Accounting & Administration at WisdomTree Asset Management from 2011 to 2020.	79	None
Terry Jane Feld (1960)	Chief Compliance Officer, 2012-present	Head of U.S. Compliance at WisdomTree Asset Management since 2022; Chief Compliance Officer at WisdomTree Asset Management since 2012.	79	None

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Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Joanne Antico (1975)	Chief Legal Officer and Secretary, 2021-present	General Counsel at WisdomTree Asset Management since 2021; Assistant General Counsel at WisdomTree Asset Management from 2016 to 2021; Executive Director and Assistant Secretary at Morgan Stanley Investment Management Inc. from 2005 to 2016.	79	None
Clint Martin (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration at WisdomTree Asset Management since 2020; Fund Manager, Fund Accounting & Administration at WisdomTree Asset Management from 2012 to 2020.	79	None
Angela Borreggine (1964)	Assistant Secretary, 2022-present	Assistant General Counsel at WisdomTree Asset Management since 2022; Vice President and Senior Counsel at Virtus Investment Partners from 2021 to 2022; Secretary and Chief Legal Officer at Allianz Global Investors family of funds from 2016 to 2021 and of The Korea Fund, Inc. from 2016 to 2020; Director, Senior Counsel at Allianz Global Investors from 2007 to 2021.	79	None
TJ Darnowski (1984)	Assistant Secretary, 2021-present	Senior Investment Management Paralegal at WisdomTree Asset Management since 2021; Senior Legal Administrator at Ultimus Fund Solutions from 2019 to 2021; Assistant Vice President at State Street Bank & Trust Company from 2010 to 2019.	79	None

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Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Sherry Scarvey (1967)	Assistant Secretary, 2023-present	Senior Investment Management Paralegal at WisdomTree Asset Management since 2023; Senior Legal Analyst at Eagle Point Credit Management, LLC from 2021 to 2023; Senior Legal Analyst at Jennison & Associates LLC from 2019 to 2021; Senior Legal Specialist at Legg Mason & Co. LLC from 2005 to 2019.	79	None

[1]	Chair of the Audit Committee.
[2]	Chair of the Contracts Review Committee.
[3]	Co-Chair of the Governance, Nominating and Compliance Committee.
[4]	Chair of the Investment Committee.
[5]	Appointed to the Board on February 27, 2024.

+	As of the date of this SAI.

•	Under the heading “MANAGEMENT OF THE TRUST – Audit Committee.”, Mr. Goff is hereby identified as a member of the Audit Committee in the first sentence.

•	Under the heading “MANAGEMENT OF THE TRUST – Investment Committee.”, Mr. Goff is hereby identified as a member of the Board’s Investment Committee in the first sentence.

•	Under the heading “MANAGEMENT OF THE TRUST – Individual Trustee Qualifications.”, the following is hereby added as the third paragraph of the section.

The Board has concluded that Mr. Goff is qualified to serve as a Trustee of the Fund because of the experience he gained as an independent trustee of the RBC Funds Trust, Senior Vice President and Funds Treasurer with TIAA, and senior audit manager in a major public accounting firm, as well as his experience in and knowledge of mutual fund administration and the financial services industry more generally.

•	Under the heading “MANAGEMENT OF THE TRUST”, the following information for Mr. Goff is added to the table under the sub-heading “Fund Shares Owned by Board Members.”

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Phillip Goff	WisdomTree Bianco Total Return Fund	None	Over $100,000

*	Values for Mr. Goff are based on values of Trustee ownership as of March 1, 2024.

In the future, the SAI will also disclose the compensation paid to Mr. Goff by the Trust for the previous fiscal year. Mr. Goff was appointed to the Board on February 27, 2024, and, therefore, did not receive compensation from the Trust for the fiscal year ended August 31, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-WTBN-0324

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